Convertible debt (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Sep. 23, 2025	Jan. 15, 2024
Short-Term Debt [Line Items]
Crypto asset collateral	$ 55,326,899
Interest on convertible notes	$ 674,034	$ 74,256	$ 114,006
Common Stock [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Common stock issued for convertible notes	8,885,700
Series A and C Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes, payable				$ 65,000,000
Interest rate					6.00%
Interest on convertible notes	$ 514,737
Series Note Aand C [Member]
Short-Term Debt [Line Items]
Crypto asset collateral	49,150,833
Series A Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes, payable	8,575,000
Series C Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes, payable	$ 3,475,000